Investment Risks	Oct. 30, 2025
FidelityEnvironmentandAlternativeEnergyNaturalResourcesFunds-ComboPRO | Fidelity Environment and Alternative Energy Fund | Risk Nondiversified Status [Member]
Prospectus Line Items
Risk [Text Block]	In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
FidelityEnvironmentandAlternativeEnergyNaturalResourcesFunds-ComboPRO | Fidelity Environment and Alternative Energy Fund | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
FidelityEnvironmentandAlternativeEnergyNaturalResourcesFunds-ComboPRO | Fidelity Environment and Alternative Energy Fund | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
FidelityEnvironmentandAlternativeEnergyNaturalResourcesFunds-ComboPRO | Fidelity Environment and Alternative Energy Fund | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
FidelityEnvironmentandAlternativeEnergyNaturalResourcesFunds-ComboPRO | Fidelity Environment and Alternative Energy Fund | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
FidelityEnvironmentandAlternativeEnergyNaturalResourcesFunds-ComboPRO | Fidelity Environment and Alternative Energy Fund | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelityEnvironmentandAlternativeEnergyNaturalResourcesFunds-ComboPRO | Fidelity Environment and Alternative Energy Fund | SustainabilityRiskMember
Prospectus Line Items
Risk [Text Block]	Sustainability Risk. Application of Fidelity Management & Research Company LLC's (FMR) (the Adviser) environmental, social and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the fund's exposure to certain issuers, sectors, regions, and countries and may affect the fund's performance depending on whether certain investments are in or out of favor. The criteria related to the fund's ESG ratings process and/or adherence to its sustainable investing exclusion criteria may result in the fund forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities for ESG reasons when it might be otherwise disadvantageous for it to do so. As a result, the fund's performance may at times be better or worse than the performance of funds that do not use ESG or sustainability criteria. There are significant differences in interpretations of what it means for an issuer to have positive ESG factors. While the Adviser believes its definitions are reasonable, the portfolio decisions it makes may differ with other investors' or advisers' views. When evaluating an issuer, the Adviser is dependent on information or data obtained through voluntary or third-party reporting that may be incomplete, inaccurate, or unavailable, which could cause the Adviser to incorrectly assess an issuer's business practices.
FidelityEnvironmentandAlternativeEnergyNaturalResourcesFunds-ComboPRO | Fidelity Environment and Alternative Energy Fund | EnvironmentAndAlternativeEnergyIndustryConcentrationMember
Prospectus Line Items
Risk [Text Block]	Environment and Alternative Energy Industry Concentration. The environment and alternative energy industries can be significantly affected by government regulations and subsidies, changing supply and demand for traditional energy sources, and availability of funding for remedial cleanup or development of new technologies, and can be subject to risks associated with hazardous materials.
FidelityEnvironmentandAlternativeEnergyNaturalResourcesFunds-ComboPRO | Fidelity Natural Resources Fund | Risk Nondiversified Status [Member]
Prospectus Line Items
Risk [Text Block]	In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
FidelityEnvironmentandAlternativeEnergyNaturalResourcesFunds-ComboPRO | Fidelity Natural Resources Fund | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
FidelityEnvironmentandAlternativeEnergyNaturalResourcesFunds-ComboPRO | Fidelity Natural Resources Fund | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
FidelityEnvironmentandAlternativeEnergyNaturalResourcesFunds-ComboPRO | Fidelity Natural Resources Fund | NaturalResourcesIndustryConcentrationMember
Prospectus Line Items
Risk [Text Block]	Natural Resources Industry Concentration. The natural resources industries can be significantly affected by events relating to international political and economic developments, energy conservation, the success of exploration projects, commodity prices, and tax and other government regulations.
FidelityEnvironmentandAlternativeEnergyNaturalResourcesFunds-ComboPRO | Fidelity Natural Resources Fund | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
FidelityEnvironmentandAlternativeEnergyNaturalResourcesFunds-ComboPRO | Fidelity Natural Resources Fund | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
FidelityEnvironmentandAlternativeEnergyNaturalResourcesFunds-ComboPRO | Fidelity Natural Resources Fund | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelityEnvironmentandAlternativeEnergyNaturalResourcesFunds-ComboPRO | Fidelity Natural Resources Fund | GeographicExposureToCanadaMember
Prospectus Line Items
Risk [Text Block]	Geographic Exposure to Canada. Because the fund invests a meaningful portion of its assets in Canada, the fund's performance is expected to be closely tied to social, political, and economic conditions within Canada and to be more volatile than the performance of more geographically diversified funds.
Document Type	497